GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
GOING CONCERN
Net loss	$ (316,250)	$ (99,274)	$ (1,752,529)	$ (1,450,338)
Total current assets	4,496,774		626,161	46,258
Total current liabilities	$ 4,409,572		1,372,380	$ 752,900
Working capital deficit			$ (746,000)